Employee benefit obligation - Recognized in statement of loss and comprehensive loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cost recognized in profit or loss
Remeasurement loss recognized in OCI	$ 80	$ 108
Annual weighted average assumptions
Discount rate (as a percent)	0.98%	0.34%
Price inflation (as a percent)	1.00%	1.50%